Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Current assets:
Cash and cash equivalents	$ 796,794	$ 1,057,992
Restricted cash	908,410	1,958,680
Accounts receivable, net of allowance for doubtful accounts of $2,910,554 and $2,764,735, respectively	13,618,697	14,001,714
Accounts receivable – related parties	1,914,380	498,125
Notes receivable	555,612	517,649
Inventories	20,837,594	17,845,405
Advances to suppliers	998,123	1,306,926
Advances to suppliers – related parties	5,342,512	5,251,600
Other receivables	2,375,031	5,494,060
Total current assets	47,347,153	47,932,151
Property, plant and equipment, net	6,687,642	6,479,256
Intangible assets, net	1,202,687	1,171,883
Long-term investments	13,449,305	12,775,494
Deferred tax assets	436,583	414,710
TOTAL ASSETS	69,123,370	68,773,494
Current liabilities:
Accounts payable	1,855,047	1,124,061
Accrued expenses and other current liabilities	1,587,826	1,887,934
Notes payable	1,517,026	3,696,652
Advances from customers	1,515,452	1,221,152
Due to related parties	1,407,711	4,101,710
Short-term borrowings	31,221,280	31,488,660
Tax payable	4,230,328	4,046,225
TOTAL LIABILITIES	43,334,670	47,566,394
COMMITMENTS AND CONTIGENCIES
Shareholders’ equity:
Common stock, $0.0002 par value, 250,000,000 shares authorized, 10,000,000 shares issued and outstanding	2,000	2,000
Additional paid-in capital	22,531,620	22,531,620
Accumulated deficit	(159,189)	(3,481,925)
Accumulated other comprehensive income	3,189,856	1,976,808
Total equity attributable to Huadi International Group Co., Ltd.	25,564,287	21,028,503
Equity attributable to non-controlling interests	224,413	178,597
Total shareholders’ equity	25,788,700	21,207,100
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 69,123,370	$ 68,773,494